Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share

8	Earnings per share
The table below sets forth the computation for basic and diluted net income per ordinary share for the six months ended June 30, 2025, and 2024:

	2025	2024
Profit attributable to owners of the parent ($'millions)	55	44

Weighted average number of ordinary shares, basic	504,911,305	501,006,962
Weighted average number of ordinary shares, diluted	506,634,481	503,615,557

Earnings per share, basic (cents)	10.97	8.78
Earnings per share, diluted (cents)	10.93	8.74